SCHEDULE OF LOCATION SQUARE FOOTAGE LEASE COMMENCEMENT DATE EXPIRATION DATE TERMS AND PAYMENTS (Details)	9 Months Ended
	Mar. 31, 2022 USD ($) ft²	Jun. 30, 2021 USD ($)
Office Lease	$ 327,359
Less accumulated amortization	(63,116)
Right-of-use, net	$ 264,243
Belfrics Holdings Limited [Member]
Location	OKK Abudllah, Labuan
Square Footage | ft²	300
Lease commencement date	Jan. 01, 2020
Lease expiration date	Dec. 31, 2022
Lease terms	3 years
Monthly lease payments	$ 717
Office Lease	11,225
Less accumulated amortization	(4,842)
Right-of-use, net	$ 6,383
Belfrics International Ltd [Member]
Location	OKK Abudllah, Labuan
Square Footage | ft²	700
Lease commencement date	Jan. 01, 2020
Lease expiration date	Dec. 31, 2022
Lease terms	3 years
Monthly lease payments	$ 837
Office Lease	13,096
Less accumulated amortization	(5,649)
Right-of-use, net	$ 7,447
Belfrics B T S D N B H D [Member]
Location	OKK Abudllah, Labuan
Square Footage | ft²	300
Lease commencement date	Jan. 01, 2020
Lease expiration date	Dec. 31, 2022
Lease terms	3 years
Monthly lease payments	$ 717
Office Lease	11,225
Less accumulated amortization	(4,842)
Right-of-use, net	$ 6,383
Belfrics Kenya Ltd [Member]
Location	Chiromo Road, Nairobi
Square Footage | ft²	974
Lease commencement date	Jan. 01, 2018
Lease expiration date	Apr. 01, 2023
Lease terms	5 years
Monthly lease payments	$ 804
Office Lease	61,643
Less accumulated amortization	(21,139)
Right-of-use, net	$ 40,504
Belfrics Cryptex Pvt Ltd [Member]
Location	Bangalore, India
Square Footage | ft²	3,123
Lease commencement date	Oct. 15, 2021
Lease expiration date	Oct. 14, 2024
Lease terms	3 years
Monthly lease payments	$ 3,139
Office Lease	115,085
Less accumulated amortization	(17,789)
Right-of-use, net	$ 97,296
Belfrics B T Pvt Ltd [Member]
Location	Bangalore, India
Square Footage | ft²	3,123
Lease commencement date	Jan. 01, 2022
Lease expiration date	Dec. 31, 2024
Lease terms	3 years
Monthly lease payments	$ 3,139
Less accumulated amortization	(8,855)
Right-of-use, net	$ 106,230